GOODWILL AND OTHER INTANGIBLE ASSETS - OTHER INTANGIBLE ASSETS (Details2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets
Gross Value	$ 88,859		$ 62,317	$ 61,750
Accumulated Amortization	52,842		50,731	41,910
Net Value	36,017		11,586	19,840
Amortization expense	2,100	$ 2,200	8,700	9,300
Customer relationships
Other intangible assets
Gross Value	78,218		56,826	56,826
Accumulated Amortization	50,207		48,236	40,163
Net Value	$ 28,011		$ 8,590	16,663
Useful life of acquired intangible asset	13 years
Customer relationships | Minimum
Other intangible assets
Useful life of intangible asset	5 years		5 years
Customer relationships | Maximum
Other intangible assets
Useful life of intangible asset	7 years		7 years
Noncompete agreements
Other intangible assets
Useful life of acquired intangible asset	5 years
Noncompete agreements | Minimum
Other intangible assets
Useful life of intangible asset	3 years		3 years
Noncompete agreements | Maximum
Other intangible assets
Useful life of intangible asset	5 years		5 years
Other
Other intangible assets
Gross Value	$ 10,641		$ 5,491	4,924
Accumulated Amortization	2,635		2,495	1,747
Net Value	$ 8,006		$ 2,996	$ 3,177
Other | Minimum
Other intangible assets
Useful life of intangible asset	3 years		3 years
Other | Maximum
Other intangible assets
Useful life of intangible asset	8 years		8 years